CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,119,400)	$ (9,796,010)	$ (9,414,507)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	123,450	968,700
Amortization of debt discount			176,465
Fair value of share-based compensation	1,109,580	2,461,364
Amortization of intangible asset		968,700	1,049,425
Fair value of stock based compensation		1,571,919	3,102,725
Fair value of vested options		889,445	2,134,120
Change in fair value of derivative liabilities	(1,204,069)	(77,176)	1,287,984
Fair value of modification of warrants		29,262	443,305
Impairment of intangible assets		1,210,875
Accrued interest on notes payable	419,792	419,792	482,966
Gain on extinguishment of liabilities to joint venture partner	(2,474,753)		(629,563)
Change in operating assets and liabilities:
Accounts receivables	(8,411)
Other receivables	68,000
Inventories	15,125	1,545,490	(1,545,490)
Prepaid expenses	(31,437)
Accounts payable	521,829	1,438,582	615,808
Accrued liabilities	639,416	136,148
Deferred revenues	204,660
NET CASH USED IN OPERATING ACTIVITIES	(1,736,218)	(1,684,450)	(1,990,590)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition, net of cash acquired	(336,032)
Deposits		10,800	(11,150)
Property and equipment	(3,683)
Deposits	350	10,800
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(339,365)	10,800	(11,150)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable			(25,411)
Proceeds from notes and loans payable			140,000
Proceeds from sale of common stock	2,051,624	1,703,129	1,882,354
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,051,624	1,703,129	1,996,943
NET CHANGE IN CASH	(23,959)	29,479
NET CHANGE IN CASH AND EQUIVALENTS		29,479	(4,797)
CASH - BEGINNING OF YEAR	29,491	12
CASH AND EQUIVALENTS - BEGINNING OF YEAR	29,491	12	4,809
CASH - END OF YEAR	5,532	29,491	12
CASH AND EQUIVALENTS - END OF YEAR		29,491	12
Cash paid during the period for:
Interest	38,519	290	2,903
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of notes payable to common stock			2,618,973
Non-cash equity-warrant valuation and intrinsic value of beneficial conversion associated with convertible notes			28,060
Acquisition payable due seller	250,000
Segment, Discontinued Operations
Change in operating assets and liabilities:
Other accrued liabilities		(21,477)
Common stock issued for acquisition | Common Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued	2,250,000
Common stock issued as payments for accounts payable
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock issued (cancelled and returned)		(185,387)	185,387
Common stock issued as payments for accounts payable | Common Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued	496,486	528,478	13,031
Common stock issued as payments for accrued salaries and expenses
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock issued (cancelled and returned)		(440,607)	440,607
Common stock issued as payments for accrued salaries and expenses | Common Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued	178,691	424,000	43,750
Stock Option
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock options for accrued bonus and expenses	193,926	81,119
Segment, Continuing Operations
Change in operating assets and liabilities:
Other accrued liabilities		$ 136,148	$ 306,172